FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

15.  FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements,” establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Directly or indirectly observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets, quoted prices for identical assets in inactive markets, or inputs derived principally from or corroborated by observable market data

Level 3 — Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability

Investments in equity securities

Investments in certain equity securities for which quoted market prices are available to determine their fair value are included in Level 1.

Derivative instruments

The fair value of derivative instruments presented in Level 2 is estimated based on quotes from financial institutions.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and 2019, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2018:
Assets:
Available-for-sale securities:
Equity securities	¥848,715	¥848,715	¥848,715	¥—	¥—
Liabilities:
Derivative liabilities	271,473	271,473	—	271,473	—

March 31, 2019:
Assets:
Equity securities	¥872,115	¥872,115	¥872,115	¥—	¥—
Liabilities:
Derivative liabilities	163,522	163,522	—	163,522	—

Assets and liabilities measured at fair value on a non-recurring basis

Assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2018 and 2019, are as follows:

	Thousands of Yen
						Total
						losses for
						the year
						ended
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification			March 31,
Non-recurring Basis	Value	Value	Level 1	Level 2	Level 3	2019
March 31, 2018:
Assets:
Property and equipment	—	—	—	—	—	¥34,601
Capitalized computer software costs	—	—	—	—	—	38,560

March 31, 2019:
Assets:
Capitalized computer software costs	—	—	—	—	—	¥8,920

Property and equipment and Capitalize computer software costs were classified as Level 3 items and valued based on an income approach using unobservable inputs. The Company recognized the impairment charge for the amount representing the excess of the carrying amount over their fair value. Future cash flows are primarily based on management’s estimates of projected revenues.

The impairment loss for the year ended March 31, 2018 was recognized at FRONTEO Healthcare, Inc. The amount of impairment was determined based on projected future cash flows of the assets. The impairment is recognized because the assets are no longer expected to be used in the future. Therefore, the fair value of these assets were measured as zero.

The Company recognized an impairment loss of ¥8,920 thousand on certain capitalized computer software costs for the year ended March 31, 2019. The amount of impairment was determined based on projected future cash flows of the assets. The impairment is recognized because the assets are no longer expected to be used in the future. Therefore, the fair value of these assets were measured as zero.